UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Fl.  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frank G. Llaca  Jr., Esq.
Title:     General Counsel
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Frank G. Llaca Jr., Esq.     Miami, Fl/USA     January 13, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $13,080 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agere Systems                  Common Stock     00845V100       95    69300 SH       SOLE                    69300
Calpine 5.50% Pref             Preferred Stock  13134E309      967    20000 SH       SOLE                    20000
Ciena Corp.                    Common Stock     171779101       50    15000 SH       SOLE                    15000
Conextant Systems              Common Stock                    139    70000 SH       SOLE                    70000
Finisar Corp.                  Common Stock     31787A101      146    63900 SH       SOLE                    63900
Ford Motor Co                  Preferred Stock  345395206     3180    60000 SH       SOLE                    60000
I 2 Technologies               Common Stock     465754109        7    10000 SH       SOLE                    10000
Insurance Group of America     Preferred Stock  759351307     2436    40000 SH       SOLE                    40000
JDS Uniphase Corp.             Common Stock     46612J101       40    12500 SH       SOLE                    12500
Merk & Co.                     Common Stock                    657    20433 SH       SOLE                    20433
Nasdaq-100 Trust, Ser. 1       Common Stock     631100104      299     7500 SH       SOLE                     7500
Nastech Pharmaceutical Co      Common Stock     631728409      302    25000 SH       SOLE                    25000
Nortel Networks                Common Stock                     52    15000 SH       SOLE                    15000
Pioneer Standard               Preferred Stock  723879300     2258    40000 SH       SOLE                    40000
Redback Networks Inc.          Common Stock     757209507       80    14983 SH       SOLE                    14983
Six Flags 7 1/4 08/15/09 PFD   Preferred Stock  83001p505     1437    64200 SH       SOLE                    64200
Solectron                      Common Stock     834182107       80    15000 SH       SOLE                    15000
Southwest Airlines             Common Stock                    855    52500 SH       SOLE                    52500